SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Common stock par value	$ 0.00267	$ 0.00267